Loans Payable - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Apr. 30, 2017 CNY (¥)	Jun. 30, 2016 USD ($) Tranche	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Sep. 21, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2016 USD ($) Tranche
Debt Instrument [Line Items]
Short-term loans			$ 443,000,000			¥ 3,046,000,000	¥ 1,244,000,000
Weighted average interest rates for outstanding borrowings			4.47%			4.47%	4.86%
Unused line of credit for short term loans			$ 114,000,000			¥ 781,000,000	¥ 360,000,000
Other loans [Member] | iQIYI
Debt Instrument [Line Items]
Outstanding borrowings from third party investors			$ 65,000,000			¥ 444,000,000
Effective interest rate			7.00%			7.00%
Long-term loans, current portion			$ 11,000,000			¥ 74,000,000
Long-term loans			54,000,000			370,000,000
Accounts payable to certain suppliers selected for securitization			76,000,000			¥ 525,000,000
Proceeds from issuance of debt securities			$ 65,000,000	¥ 446,000,000
Other loans [Member] | iQIYI | Minimum
Debt Instrument [Line Items]
Securities with maturities ranging			2019	2019
Other loans [Member] | iQIYI | Maximum
Debt Instrument [Line Items]
Securities with maturities ranging			2020	2020
Bank Of China Shanghai Branch | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | ¥	¥ 299,000,000
Bank loan maturity period	3 years
Amount borrowed under the commitment of a bank loan | ¥	¥ 299,000,000
Interest rate	4.47%
Repayment of debt | ¥					¥ 15,000,000
A Group Of 21 Arrangers | Unsecured Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan		$ 1,000,000,000
Bank loan maturity period		5 years
Number of tranches issued and sold | Tranche		2						2
The percentage points added to LIBOR to compute the floating interest rate per annum			1.10%	1.10%
A Group Of 21 Arrangers | Unsecured Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan		$ 1,000,000,000
Bank loan maturity period		5 years
A Group Of 21 Arrangers | Debt Instrument Tranche One | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan		$ 250,000,000						$ 250,000,000
Interest rate		2.11%						2.78%
A Group Of 21 Arrangers | Debt Instrument Tranche Two | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan		$ 250,000,000						$ 250,000,000
Interest rate		2.10%						2.78%